CERTIFICATION

         Pursuant to Rule 497(j) of the Securities Act of 1933, The Mallard Fund, Inc. ("Registrant") (1933 Act File No. 333-26791; 1940 Act File No. 811-7861) hereby certifies that the form of the Prospectus used with respect to the Registrant, does not differ from that contained in Pre-Effective Amendment No. 2 ("Amendment No. 2") to the Registrant's Registration Statement and that Amendment No. 2 was filed electronically.





Dated:   January 29, 1998             By:   /s/ William S. Dietrich II
                                            ---------------------------
                                                William S. Dietrich II
                                                President